Dividends (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 GBP (£)
Dividends
Dividends paid	$ 0	£ 0	$ 0	£ 0	$ 0	£ 0